CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (19,463,955)	$ 1,634,159	$ (6,221,874)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation	1,538,802	4,519,671	6,600,716
Depreciation and amortization	3,481,973	3,610,026	2,987,094
Provision of allowance for doubtful accounts	93,400	238,077
Gain from short term investments	(1,032,444)	(1,138,147)	(40,574)
Deferred taxes	3,276,319	(99,475)	(917,284)
Loss on disposal of property and equipment	30,702	53,547	182,235
Loss from impairment of cost method investment	1,479,571
Loss from impairment of intangible assets	4,078,084
Loss from impairment of goodwill	13,463,224
Changes in assets and liabilities:
Prepaid expenses and other current assets	321,279	157,930	4,648,114
Advances to employees			160,634
Trust bank balances held on behalf of customers	(9,009,643)	3,642,887	(11,305,861)
Restricted cash	(468,176)
Rental deposits	5,326	20,021	(133,601)
Deferred revenue	(23,245,520)	(540,386)	8,206,417
Account payable	(135,763)	108,382	(113,289)
Accrued expenses and other current liabilities	(4,571,482)	2,355,637	3,387,725
Amounts due to customers for the trust bank balance held on their behalf	9,009,643	(3,642,887)	11,305,861
Income taxes payable	(20,662)	27,067	(18,097)
Net cash provided by (used in) operating activities	(23,786,442)	4,584,695	16,231,214
Investing activities:
Purchase of property and equipment	(726,468)	(906,296)	(4,514,342)
Acquisition of businesses (net of cash acquired of $8,282 and nil for the years ended December 31, 2009, and 2010, respectively)		(89,335)	(1,932,472)
Consideration paid for acquiring noncontrolling interest of CFO Securities Consulting		(383,126)
Purchase of term deposits	(19,712,865)
Proceeds from maturity of term deposits	19,903,236
Purchase of short-term investments	(40,732,106)	(5,616,027)	(267,782)
Proceeds from sales of short-term investments	31,562,160	6,830,374	240,775
Restricted cash	(13,511,584)	(14,216,294)
Loan receivable	(9,559,001)
Proceeds from disposal of fixed assets	632	4,936	1,468
Net cash (used in) investing activities	(32,775,996)	(14,375,768)	(6,472,353)
Financing activities:
Proceeds from short-term loan	12,716,763	6,435,586
Net cash provided by financing activities	12,738,788	7,152,843	189,381
Effect of exchange rate changes	1,691,264	2,020,624	(101,377)
Net increase (decrease) in cash and cash equivalents	(42,132,386)	(617,606)	9,846,865
Cash and cash equivalents, beginning of year	106,773,478	107,391,084	97,544,219
Cash and cash equivalents, end of year	64,641,092	106,773,478	107,391,084
Supplemental disclosure of cash flow information
Income taxes paid	682,776	377,970	515,782
Employee
Financing activities:
Proceeds from stock options exercised	22,025	717,257	181,381
Non Employee
Financing activities:
Proceeds from stock options exercised			8,000
All Other
Changes in assets and liabilities:
Accounts receivable	2,156,795	(971,341)	(722,778)
Margin Clients
Changes in assets and liabilities:
Accounts receivable	$ (4,773,915)	$ (5,390,473)	$ (1,774,224)